GOODWILL (Changes In Carrying Amount Of Goodwill) (Details) $ in Millions	12 Months Ended
	Jun. 26, 2019 USD ($) restaurant		Jun. 27, 2018 USD ($)
Goodwill [Roll Forward]
Balance at beginning of year	$ 163.8		$ 164.0
Goodwill, Acquired During Period	1.6	[1]	0.0
Foreign currency translation adjustment	0.1		(0.2)
Balance at end of year	$ 165.5		163.8
Chili's Restaurants [Member]
Segment Reporting Information [Line Items]
Number of Businesses Acquired | restaurant	3
Goodwill [Roll Forward]
Balance at beginning of year	$ 125.4		125.6
Goodwill, Acquired During Period	1.6	[1]	0.0
Foreign currency translation adjustment	0.1		(0.2)
Balance at end of year	127.1		125.4
Maggiano's Restaurants [Member]
Goodwill [Roll Forward]
Balance at beginning of year	38.4		38.4
Goodwill, Acquired During Period	0.0		0.0
Foreign currency translation adjustment	0.0		0.0
Balance at end of year	$ 38.4		$ 38.4

[1]	(1) During the fiscal year ended June 26, 2019, we acquired 3 domestic Chili’s restaurants previously owned by franchise partners.